CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FROM OPERATIONS
Investment income, net	$ 671.3	$ 565.1	$ 501.0
Net realized gain on investments	37.7	20.0	618.5
Net change in unrealized appreciation on investments and mortgage loans payable	349.4	599.8	526.9
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,058.4	1,184.9	1,646.4
FROM PARTICIPANT TRANSACTIONS
Premiums	2,561.7	3,064.2	2,852.3
Annuity payments	(43.4)	(41.0)	(36.7)
Withdrawals and death benefits	(2,938.8)	(2,263.4)	(1,931.0)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	(420.5)	759.8	884.6
NET INCREASE IN NET ASSETS	637.9	1,944.7	2,531.0
NET ASSETS
Beginning of period	24,304.7	22,360.0	19,829.0
End of period	$ 24,942.6	$ 24,304.7	$ 22,360.0